UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	5/31
Date of reporting period:	11/30/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus
Intermediate Municipal
Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2009

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
31	Statement of Assets and Liabilities
32	Statement of Operations
33	Statement of Changes in Net Assets
34	Financial Highlights
35	Notes to Financial Statements
42	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2009, through November 30, 2009.

Evidence has continued to accumulate that the global recession is over and sustained economic recoveries have begun in the United States and worldwide. Central bank liquidity actions, accommodative monetary policies and economic stimulus programs in many different countries succeeded in calming the financial crisis, ending the recession and sparking the beginning of a global expansion.As 2009 draws to a close, economic policy remains stimulative in nearly every country in the world, and we expect these simultaneous stimuli to support a sustained but moderate global expansion in 2010.

The American Recovery and Reinvestment Act of 2009 has had a noticeable impact on the municipal bond market, helping to provide credit stability and aiding supply-and-demand dynamics. In addition, risk premiums have subsided and yield differences have steepened along the bond market’s maturity range.While lower-quality securities had led the broader financial markets’ advance as investors sought bargains in the wake of economic and market turbulence, higher-quality municipal bonds have exhibited improved fundamentals along with solid performance gains year-to-date. Is now a good time to consider allocating within municipal bonds? Talk to your financial advisor, who can help you make that determination and prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2009, through November 30, 2009, as provided by Steven Harvey, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2009, Dreyfus Intermediate Municipal Bond Fund achieved a total return of 4.23%.1 The Barclays Capital 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 4.10% for the same period.2 In addition, the average total return for all funds reported in the Lipper Intermediate Municipal Debt Funds category was 4.15%.3

Municipal bonds rallied over the reporting period as the U.S. economy and credit markets stabilized. The fund’s returns were higher than its benchmark and its Lipper category average, primarily due to strong results from medium- and high-quality bonds backed by dedicated revenue streams.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rebounded with the U.S. Economy

In the wake of severe market declines through the end of 2008 stemming from a global financial crisis and recession, the municipal bond market rebounded sharply in 2009, including during the reporting period.The rally was fueled by changing investor sentiment as government and monetary authorities’ aggressive remedial measures—including historically low interest rates, injections of liquidity into the banking system, the rescues of major corporations and a massive economic stimulus program—gained traction.

Security Selection Strategy Bolstered Fund Returns

The reporting period saw market conditions normalize in the wake of a deep recession and severe banking crisis. As the municipal bond market recovered, some of the fund’s stronger performers included securities backed by dedicated revenues from hospitals, airports, prepaid contracts for natural gas, and the states’ settlement of litigation with U.S. tobacco companies.These investment-grade securities tended to be less sensitive to economic downturns than bonds backed by general taxes, and they attracted investors’attention as capital returned to the market.In addition, the fund benefited from our efforts to diversify its investments, which helped cushion market volatility.

Our interest rate strategies also proved relatively successful, as we had lengthened the fund’s average duration as credit conditions improved early in the period.This strategy included an emphasis on bonds with maturities in the 15- to 20-year range, which fared well due to steep yield differences along the market’s maturity spectrum. Later, we moved the fund’s average duration to a range we considered roughly in line with its benchmark, shifting our focus to bonds with maturities in the 12- to 15-year range.

Despite some early signs of a modest economic recovery, most states and municipalities have continued to face fiscal challenges stemming from lower-than-projected tax receipts and greater demand for services. Consequently, we have intensified our focus on high-quality securities, upgrading the fund’s holdings whenever it was practical to do so.

Supply-and-Demand Factors Appear Favorable

With short-term interest rates expected to remain low for some time, we believe that credit conditions may be the dominant influence on market sentiment over the foreseeable future. Therefore, we have maintained the fund’s generally conservative posture with regard to security selection.

Still, we are cautiously optimistic regarding the prospects for municipal bonds.The supply of newly issued municipal bonds has fallen significantly so far in 2009 compared to one year ago as the Build America Bonds program, part of the economic stimulus package, has diverted a substantial portion of new issuance to the taxable bond market. Meanwhile, demand for municipal bonds has intensified from individual and institutional investors. We expect this positive supply-and-demand dynamic to persist into 2010.

December 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking which was terminated on August 1, 2009. Had these expenses not been absorbed, the fund’s return would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.
3	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from June 1, 2009 to November 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2009

Expenses paid per $1,000†	$3.84
Ending value (after expenses)	$1,042.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2009

Expenses paid per $1,000†	$3.80
Ending value (after expenses)	$1,021.31

† Expenses are equal to the fund’s annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—96.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—1.7%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000		5,241,950
Birmingham Water Works Board,
Water Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	6,310,000		7,135,853
Huntsville Health Care Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/13	1,600,000		1,697,872
Alaska—.7%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000		2,763,648
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000		1,798,994
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	6.20	6/1/10	970,000	[a]	993,687
Arizona—1.8%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000		12,077,351
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	3,260,000		3,116,430
California—11.0%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego
Hospital Association)	5.13	3/1/18	700,000		709,408
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	[b]	932,097
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		6,635,880
California,
Economic Recovery Bonds	5.00	7/1/20	7,500,000		7,863,525

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		18,964,625
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		3,656,835
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/24	2,500,000		2,714,725
California Health Facilities
Financing Authority,
Revenue (Providence
Health and Services)	6.25	10/1/24	3,000,000		3,400,140
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,123,120
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000		4,601,000
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	3,900,000		3,604,185
California Housing Finance Agency,
Home Mortgage Revenue	4.95	8/1/23	3,000,000		2,804,340
California Housing Finance Agency,
Home Mortgage Revenue	4.70	8/1/26	3,000,000		2,636,160
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,151,269
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,153,536
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	[b]	5,473,395
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	[b]	1,109,364
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000		1,970,300

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	4.88	7/1/22	2,890,000		2,780,671
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	[b]	2,427,655
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/26	2,675,000		2,847,056
Tobacco Securitization Authority
of Southern California, Tobacco
Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,050,000		1,814,558
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.00	1/1/22	2,000,000		2,098,180
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,804,975
Colorado—2.4%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		5,889,857
Colorado Springs School District
Number 11, GO
Improvement Bonds	6.50	12/1/10	2,000,000		2,120,720
Colorado Springs School District
Number 11, GO
Improvement Bonds	6.50	12/1/11	2,040,000		2,269,826
Denver City and County, Airport
System Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/11	7,000,000		7,387,800
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	[b]	1,820,820

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
District of Columbia—2.2%
District of Columbia,
GO (Insured; National Public
Finance Guarantee Corp.)	6.00	6/1/12	3,280,000	3,635,913
District of Columbia,
HR (Children’s Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000	2,181,660
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000	2,749,025
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,620,536
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,714,131
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000	4,174,496
Florida—15.8%
Bay County,
Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	2,375,000	2,460,120
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000	1,298,128
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program—Florida Universities)
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/16	4,285,000	4,324,251
Collier County,
Gas Tax Revenue
(Insured; AMBAC)	5.25	6/1/19	2,190,000	2,285,988
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000	3,842,265

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000	2,171,540
Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.25	10/1/11	2,115,000	2,302,283
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	9,330,000	9,612,606
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	2,500,000	2,719,200
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/19	3,675,000	3,784,111
Florida Department of
Transportation, Turnpike Revenue	5.25	7/1/23	1,945,000	2,002,475
Florida Education System,
University of Florida
Housing Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	2,055,000	2,186,643
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,372,200
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	2,000,000	2,161,420
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,985,232
Florida Ports Financing
Commission, Revenue (State
Transportation Trust Fund—
Intermodal Program) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	1,745,000	1,764,544

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Florida Water Pollution Control
Financing Corporation, Water PCR	5.25	1/15/21	2,545,000	2,805,023
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000	1,342,918
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,698,890
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/16	2,625,000	2,676,266
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000	2,461,149
Indian Trace Development District,
Water Management Special
Benefit Assessment Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/20	1,500,000	1,467,420
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,601,730
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,601,730
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000	3,276,042
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/18	2,500,000	2,502,850

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute Project)	6.00	9/1/17	3,200,000 [c]	3,261,152
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,698,500
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/12	1,065,000	1,172,980
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000	1,669,823
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,312,684
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000	2,454,003
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000	5,694,100
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,420,650
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/15	5,000,000	5,382,500
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; National Public
Finance Guarantee Corp.)	6.25	10/1/11	1,770,000	1,927,229

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000	2,737,925
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	6.75	7/1/22	3,000,000 [d]	1,499,400
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,513,320
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000	624,880
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000	2,063,560
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,126,010
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,121,978
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,810,679
Volusia County School Board,
Sales Tax Revenue
(Insured; Assured
Guaranty Municipal Corp.)	5.38	10/1/15	4,000,000	4,365,920
Georgia—4.4%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,762,061
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,885,058

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia (continued)
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000	3,365,160
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000	5,541,250
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	4,753,720
Georgia,
GO	5.00	7/1/24	10,000,000	11,265,800
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	11/1/16	5,000,000	5,325,500
Hawaii—.5%
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	2,723,325
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	1,630,000	1,653,407
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	1,450,000	1,586,894
Illinois—1.6%
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	7,146,729
Chicago Park District,
GO Limited Tax Park (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/20	1,300,000	1,370,772
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,183,317

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	0/5.55	6/15/21	2,500,000 [e]	2,453,425
Indiana—.1%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	5/1/13	1,000,000	1,089,110
Kansas—2.3%
Burlington,
EIR (Kansas City Power and
Light Company Project)
(Insured; XLCA)	5.00	4/1/11	5,000,000	5,159,050
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment
Project Area B)	4.75	12/1/16	3,110,000	3,203,238
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,457,319
Kentucky—1.0%
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust Fund)
(Insured; National Public
Finance Guarantee Corp.)	5.25	9/1/18	5,000,000	5,786,350
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,198,260
Maine—.4%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	3,600,000	3,607,344

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland—.3%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/22	1,000,000	1,008,470
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/23	1,250,000	1,252,387
Massachusetts—1.4%
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,762,940
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	1/1/22	5,000,000	5,365,300
Michigan—2.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	3,000,000	3,293,700
Detroit,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	5,000,000	5,064,150
Detroit Local Development
Finance Authority,
Tax Increment Revenue	5.20	5/1/10	1,855,000	1,438,200
Dickinson County Economic
Development Corporation, EIR
(International Paper
Company Project)	5.75	6/1/16	2,000,000	1,997,200
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,242,993
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,624,985

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,612,500
Michigan Hospital Finance
Authority, Revenue
(Sparrow Obligation
Group) (Prerefunded)	5.75	11/15/11	3,250,000 [a]	3,604,445
Minnesota—1.7%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,186,900
Minnesota Public Facilities
Authority, Clean Water Revenue	5.00	3/1/20	7,500,000	8,467,200
Mississippi—.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,065,262
Missouri—.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Branson Landing Project)	6.00	6/1/20	3,160,000	3,391,723
Nevada—1.3%
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,166,265
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,133,500
New Hampshire—.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	3,795,000	3,811,053

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey—2.9%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	2,869,500
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,196,550
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.38	6/15/15	3,300,000	3,386,460
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/16	1,000,000	1,023,830
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured; Radian)	5.00	7/1/10	1,880,000	1,913,445
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured; Radian)	5.00	7/1/11	1,970,000	2,052,346
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,125,000	2,200,119
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.88	6/1/21	5,000,000	5,459,900
New Mexico—1.5%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,050,000	1,090,131
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,540,000	2,717,419
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000	8,248,800
New York—4.8%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/15	3,000,000 [f]	2,764,830

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City,
GO	5.00	8/1/18	5,000,000	5,489,850
New York City,
GO	5.00	4/1/20	2,500,000	2,669,925
New York City,
GO	5.00	4/1/22	4,810,000	5,065,988
New York State Dormitory
Authority, Mortgage HR (The
Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	3,440,000	3,747,398
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	900,000	890,028
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/21	2,500,000	2,848,275
New York State Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000	3,905,767
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,538,850
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,136,540
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American
Ref-Fuel Company of
Niagara, L.P. Facility)	5.45	11/15/12	2,000,000	1,982,020
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	2,860,000	2,576,231
North Carolina—2.5%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.13	1/1/14	3,000,000	3,194,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
North Carolina (continued)
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/21	1,200,000	1,410,648
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	974,980
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,171,288
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/16	2,540,000	2,792,222
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/17	10,000,000	10,961,500
Ohio—2.9%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	5,000,000	5,623,300
Franklin County Convention
Facilities Authority, Tax and
Lease Revenue Anticipation Bonds	5.00	12/1/23	2,075,000	2,281,027
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,155,000	1,165,776
Ohio,
Major New State Infrastructure
Project Revenue	5.75	6/15/19	2,000,000	2,370,120
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000 [a]	3,803,616

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000	4,085,614
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	4,110,391
Oregon—.8%
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/12	5,670,000	6,335,658
Pennsylvania—5.1%
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,092,720
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,049,520
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	5.65	12/15/17	895,000	837,371
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,779,775
Delaware Valley Regional
Finance Authority, Local
Government Revenue	5.75	7/1/17	6,830,000	7,939,738
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,030,256
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,392,350
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,913,272
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,533,160

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,945,088
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.38	9/15/17	2,535,000	2,486,632
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	554,736
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.00	12/1/11	1,475,000 [a]	1,646,262
Rhode Island—.4%
Rhode Island Student Loan
Authority, Student
Loan Program Revenue
(Insured; AMBAC)	4.80	12/1/21	3,600,000	3,407,040
South Carolina—3.1%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,722,416
Charleston Educational Excellence
Financing Corporation,
Installment Purchase
Revenue (Charleston
County School District,
South Carolina Project)	5.25	12/1/21	5,000,000	5,324,000
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,250,100
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,168,209
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	3,635,000	3,635,036
Tennessee—.2%
Tennessee Housing Development
Agency, Homeownership
Program Revenue	5.30	7/1/11	1,590,000	1,608,492

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas—7.6%
Austin Convention Enterprises, Inc.,
Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	[c]	1,834,380
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	[c]	1,050,424
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	[c]	1,377,777
Brazos River Authority,
Revenue (Reliant
Energy, Inc. Project)	5.38	4/1/19	2,000,000		2,018,000
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000		5,008,100
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	4,000,000		3,873,800
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000		2,222,374
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/12	8,295,000		8,963,494
Houston,
Combined Utility System, First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	5,000,000		5,362,250
Houston,
Combined Utility System, First
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,750,000		3,014,825

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Lower Colorado River Authority,
Revenue	5.75	5/15/23	2,000,000	2,150,780
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/15/20	4,200,000	4,273,332
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	3,247,110
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,479,225
San Antonio,
Electric and Gas Systems Revenue	5.00	2/1/23	5,000,000	5,343,150
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	5,000,000	5,860,000
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	2,675,000	2,790,079
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,210,540
Utah—1.5%
Jordanelle Special Service
District, Special Assessment
Bonds (Improvement District
Number 1999-1)	8.00	10/1/11	1,730,000	1,560,529
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,222,403

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utah (continued)
Utah Transit Authority,
Sales Tax Revenue	5.00	6/15/24	7,000,000	7,664,370
Virginia—.6%
Tobacco Settlement Financing
Corporation of Virginia, Tobacco
Settlement Asset-Backed
Bonds (Prerefunded)	5.25	6/1/12	2,460,000 [a]	2,579,285
Virginia College Building
Authority, Educational Facilities
Revenue (Public Higher
Education Financing Program)	4.50	9/1/18	2,450,000	2,751,424
Washington—3.6%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000	5,451,450
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,390,350
Franklin County,
GO (Pasco School District
Number 1) (Insured; Assured
Guaranty Municipal Corp.)	5.25	12/1/19	5,000,000	5,536,900
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000	2,534,357
Port of Seattle,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/1/16	5,000,000	5,262,000
Port of Tacoma,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/20	3,025,000	3,365,161
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	3/1/10	50,000	50,625
Washington,
GO	5.75	10/1/12	1,465,000	1,582,933

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
Washington,
GO	5.75	10/1/12	15,000	16,278
West Virginia—.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,090,702
Wisconsin—.8%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/11	3,500,000	3,716,405
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/19	2,950,000	3,156,441
U.S. Related—3.1%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,481,295
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,500,000	2,674,100
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,756,878
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,440,000	2,450,882
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	530,415
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000	3,174,330

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,682,549
Puerto Rico Public Buildings
Authority, Government Facilities
Revenue (Insured; XLCA)	5.25	7/1/20	2,000,000	2,047,240
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	8,614,640
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	395,000	405,736
Total Long-Term Municipal Investments
(cost $771,164,519)				796,438,680

Short-Term Municipal
Investment—.5%
New York;
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)
(cost $4,000,000)	0.21	12/1/09	4,000,000 [g]	4,000,000

Total Investments (cost $775,164,519)			97.4%	800,438,680
Cash and Receivables (Net)			2.6%	21,108,709
Net Assets			100.0%	821,547,389

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities had a total market value of $7,523,733 or 0.9% of net assets.
d Non-income producing—security in default.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate security—interest rate subject to periodic change.
g Variable rate demand note—rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

XLCA	XL Capital Assurance

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	45.0
AA		Aa		AA	24.5
A		A		A	19.5
BBB		Baa		BBB	7.7
BB		Ba		BB	1.1
B		B		B	.2
Not Rated[h]		Not Rated[h]		Not Rated[h]	2.0
					100.0

† Based on total investments.
h Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	775,164,519	800,438,680
Cash		9,685,252
Interest receivable		12,231,377
Receivable for shares of Common Stock subscribed		471,442
Prepaid expenses		122,170
		822,948,921
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		465,219
Payable for shares of Common Stock redeemed		841,706
Accrued expenses		94,607
		1,401,532
Net Assets ($)		821,547,389
Composition of Net Assets ($):
Paid-in capital		805,904,046
Accumulated undistributed investment income—net		159,370
Accumulated net realized gain (loss) on investments		(9,790,188)
Accumulated net unrealized appreciation
(depreciation) on investments		25,274,161
Net Assets ($)		821,547,389
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		61,522,567
Net Asset Value, offering and redemption price per share ($)		13.35

See notes to financial statements.

The Fund 31

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2009 (Unaudited)

Investment Income ($):
Interest Income	17,961,965
Expenses:
Management fee—Note 3(a)	2,401,439
Shareholder servicing costs—Note 3(b)	447,424
Professional fees	37,173
Custodian fees—Note 3(b)	36,433
Directors’ fees and expenses—Note 3(c)	30,933
Registration fees	14,974
Prospectus and shareholders’ reports	14,826
Loan commitment fees—Note 2	1,330
Miscellaneous	30,716
Total Expenses	3,015,248
Less—reduction in management fee due to undertaking—Note 3(a)	(19,114)
Less—reduction in fees due to earnings credits—Note 1(b)	(14,257)
Net Expenses	2,981,877
Investment Income—Net	14,980,088
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	685,103
Net unrealized appreciation (depreciation) on investments	17,316,693
Net Realized and Unrealized Gain (Loss) on Investments	18,001,796
Net Increase in Net Assets Resulting from Operations	32,981,884

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2009	Year Ended
	(Unaudited)	May 31, 2009
Operations ($):
Investment income—net	14,980,088	30,937,789
Net realized gain (loss) on investments	685,103	(3,943,441)
Net unrealized appreciation
(depreciation) on investments	17,316,693	(2,092,503)
Net Increase (Decrease) in Net Assets
Resulting from Operations	32,981,884	24,901,845
Dividends to Shareholders from ($):
Investment income—net	(14,984,173)	(30,682,004)
Capital Stock Transactions ($):
Net proceeds from shares sold	43,912,212	33,280,319
Dividends reinvested	11,226,055	22,777,800
Cost of shares redeemed	(36,980,940)	(96,245,035)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	18,157,327	(40,186,916)
Total Increase (Decrease) in Net Assets	36,155,038	(45,967,075)
Net Assets ($):
Beginning of Period	785,392,351	831,359,426
End of Period	821,547,389	785,392,351
Undistributed investment income—net	159,370	163,455
Capital Share Transactions (Shares):
Shares sold	3,313,804	2,598,148
Shares issued for dividends reinvested	849,916	1,780,566
Shares redeemed	(2,797,157)	(7,574,131)
Net Increase (Decrease) in Shares Outstanding	1,366,563	(3,195,417)

See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2009			Year Ended May 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	13.06	13.12	13.21	13.18	13.51	13.28
Investment Operations:
Investment income—net[a]	.25	.51	.50	.49	.49	.50
Net realized and unrealized
gain (loss) on investments	.29	(.07)	(.09)	.03	(.33)	.23
Total from Investment Operations	.54	.44	.41	.52	.16	.73
Distributions:
Dividends from
investment income—net	(.25)	(.50)	(.50)	(.49)	(.49)	(.50)
Net asset value, end of period	13.35	13.06	13.12	13.21	13.18	13.51
Total Return (%)	4.23[b]	3.44	3.16	4.03	1.23	5.59
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[c]	.78	.81	.80	.74	.73
Ratio of net expenses
to average net assets	.74[c]	.77	.79	.80[d]	.74[d]	.73[d]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.02	.05	.06	.05	.04
Ratio of net investment income
to average net assets	3.74[c]	3.94	3.81	3.72	3.70	3.70
Portfolio Turnover Rate	9.42[b]	22.75	28.89	23.87	28.51	37.33
Net Assets, end of period
($ x 1,000)	821,547	785,392	831,359	734,048	789,377	873,038

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	800,438,680	—	800,438,680

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,303,951 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2009. If not applied, $3,876,984 of the carryover expires in fiscal 2011, $1,514,192 expires in fiscal 2016 and $3,912,775 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2009 was as follows: tax exempt income $30,677,695 and ordinary income $4,309.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participated with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 14, 2009, the $145 million unsecured credit facility with Citibank, N.A., was increased to $215 million and effective December 10, 2009 was further increased to $225 million. The fund continues participation in the $300 million unsecured credit facility provided by The Bank of New York Mellon. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2009, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from June 1, 2009 through July 31, 2009 to reduce the management fee paid by the fund, to the extent that the fund’s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceeded an annual rate of .75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertak-ing,amounted to $19,114 during the period ended November 30,2009.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2009, the fund was charged $200,389 pursuant to the Shareholder Services Plan.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2009, the fund was charged $123,261 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2009, the fund was charged $14,257 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement to provide custodial services for the fund. During the period ended November 30, 2009, the fund was charged $36,433 pursuant to the custody agreement.

During the period ended November 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $401,800, custodian fees $17,878, chief compliance officer fees $4,454 and transfer agency per account fees $41,087.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2009, amounted to $82,901,815 and $74,244,606, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009. These disclosures did not impact the notes to the financial statements.

At November 30, 2009, accumulated net unrealized appreciation on investments was $25,274,161, consisting of $32,479,187 gross unrealized appreciation and $7,205,026 gross unrealized depreciation.

At November 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the increase in the Citibank, N.A. Facility to $225 million as noted in Note 2.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 9-10, 2009, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended September 30, 2009, as well as comparisons of total return performance for various periods ended September 30, 2009 and yield performance for one-year periods ended September 30th for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper. The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe. The Manager also provided a comparison of the fund’s total return to the fund’s Lipper category average return for each of the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of September 30, 2009. The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee was higher than the Expense Group median and the fund’s actual management fee was higher than the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expense ratio was at the Expense Group and Expense Universe medians.

With respect to the fund’s performance, the Board noted that the fund’s total return performance was higher than the Performance Group median for the reported 1-year period, at the Performance Group median for the 2-year period, and lower than the Performance Group median for each longer-term time period up to 10 years.The

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Board also noted that the fund’s total return performance was variously higher and lower than the Performance Universe median for each reported time period up to 10 years. The Board further noted that the fund’s total return was lower than the fund’s Lipper category average return for 6 of the past 10 calendar years (but higher in 3 of the past 4 calendar years).The Board noted the fund’s improved relative total return performance over the past two years.

On a yield performance basis, the Board noted that the fund’s 1-year yield performance for the past 10 annual periods was at or higher than the Performance Group median for 7 of the 10 annual periods and higher than the Performance Universe median for each of the past 10 annual periods.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds, to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the change in the fund’s asset size from the prior year,and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance, noting in partic- ular the improved relative total return results over the past two years.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Ticker Symbol: DITEX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)